Risk management and financial instruments (Restated) - Retained Risk (Details)	12 Months Ended
Dec. 31, 2016 USD ($) rig
Uninsured Risk
Loss Contingencies [Line Items]
Number of semi tenders insured | rig	1
Self insured retention period	60 days
Self insurance, quota share on loss of hire daily amount, percent	25.00%
Loss from Catastrophes
Loss Contingencies [Line Items]
Insurance combined single limit	$ 100,000,000
Minimum | Uninsured Risk
Loss Contingencies [Line Items]
Compensation period	180 days
Maximum | Uninsured Risk
Loss Contingencies [Line Items]
Compensation period	290 days
Physical Damage Insurance | Uninsured Risk
Loss Contingencies [Line Items]
Amount of deductible (maximum amount)	$ 5,000,000
Protection and Indemnity Insurance | Uninsured Risk
Loss Contingencies [Line Items]
Amount of deductible (maximum amount)	25,000
Protection and Indemnity Insurance | Insurance Claims | United States
Loss Contingencies [Line Items]
Amount of deductible (maximum amount)	500,000
Protection and Indemnity Insurance | Minimum | Insurance Claims
Loss Contingencies [Line Items]
Amount of deductible (maximum amount)	200,000,000
Protection and Indemnity Insurance | Maximum | Insurance Claims
Loss Contingencies [Line Items]
Amount of deductible (maximum amount)	$ 750,000,000